As filed with the Securities and Exchange Commission on December 27, 2012

1933 Act Registration No. 033-43089

1940 Act Registration No. 811-06431

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 56	☒

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to Managers AMG Chicago Equity Partners Balanced Fund, Managers AMG GW&K Fixed Income Fund and Managers High Yield Fund, each a series of Managers Trust II.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers Trust II certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 27 day of December, 2012.

MANAGERS TRUST II

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Jack W. Aber*	Trustee	December 27, 2012
Jack W. Aber

/s/ Bruce B. Bingham*	Trustee	December 27, 2012
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	December 27, 2012
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	December 27, 2012
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	December 27, 2012
Edward J. Kaier

/s/ Steven J. Paggioli*	Trustee	December 27, 2012
Steven J. Paggioli

/s/ Eric Rakowski*	Trustee	December 27, 2012
Eric Rakowski

/s/ Thomas R. Schneeweis*	Trustee	December 27, 2012
Thomas R. Schneeweis

/s/ Keitha L. Kinne	President and Principal Executive Officer	December 27, 2012
Keitha L. Kinne	(Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer,	December 27, 2012
Donald S. Rumery	Chief Financial Officer, and Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: December 27, 2012

MANAGERS TRUST II

Exhibit Index

Exhibit No.	Exhibit Name

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase